Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Statements [Line Items]
Deferred tax assets	€ 0				€ 0	[1]
Deferred tax liabilities	(5,804)	€ (3,358)	€ (6,623)	€ (6,653)	(7,466)	[2]	€ (9,811)
Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	0				0	[1]
Deferred tax liabilities	0				0	[1]
Right-of-use assets [Member]
Statements [Line Items]
Deferred tax assets	0				0	[1]
Deferred tax liabilities	(3,494)				(3,392)	[1]
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	0				0	[1]
Deferred tax liabilities	(12,379)				(18,216)	[1]
Other assets [Member]
Statements [Line Items]
Deferred tax assets	331				0	[1]
Deferred tax liabilities	(4,751)				(529)	[1]
Lease liabilities [Member]
Statements [Line Items]
Deferred tax assets	3,596				3,472	[1]
Deferred tax liabilities	0				0	[1]
Deferred expenses [Member]
Statements [Line Items]
Deferred tax assets	0				0	[1]
Deferred tax liabilities	0				0	[1]
Tax loss carryforward [Member]
Statements [Line Items]
Deferred tax assets	10,893				11,199	[1]
Deferred tax liabilities	0				0	[1]
Recognized [Member]
Statements [Line Items]
Deferred tax assets	14,820				14,671	[1]
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	(20,624)				(22,137)	[1]
Netting [Member]
Statements [Line Items]
Deferred tax assets netting	(14,820)				(14,671)	[1]
Netting [Member]
Statements [Line Items]
Deferred tax liabilities netting	€ 14,820				€ 14,671	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities